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                          Charter Communications, Inc.
                             12405 Powerscourt Drive
                            St. Louis, Missouri 63131

March 10, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Division of Corporate Finance

      Re:   Response to SEC Comment Letter dated February 11, 2005

Ladies and Gentlemen:

      We are writing in response to your letter to Charter Communications, Inc. ("Charter," "we" or the "Company") dated February 11, 2005.

      We have considered the Staff's comments relating to Amendment No. 1 to each of our registration statements on Form S-1 (file nos. 333-121136 and 333-121561) and have set forth below our responses to each of the comments. Concurrently with this letter, we are filing Amendment No. 2 to our registration statement on Form S-1 (file no. 333-121136, referred to herein as the "Registration Statement"), reflecting changes arising out of your comments. Page numbers referred to in this letter refer to the prospectus (the "Prospectus") contained in the Registration Statement. In accordance with your request, we intend to reflect such changes in an amendment to the other registration statement referred to above (file no. 333-121561) as well as other filings of the Company and its subsidiaries as appropriate after the date hereof.

                                      *****

                    AMENDMENT NO. 1 TO FORM S-1 (333-121136)

1. We note your response to our prior comment #2 and the stock lending arrangement labeled "Alternative Two" on the supplemental chart. Supplementally,

      -     Advise whether the "Equity Investors" have already been identified;

      - Explain why Citigroup expects the Equity Investors to want to lend shares back to Citigroup;

      - Explain the business reasons for structuring Citigroup's borrowings of the Equity Investors' shares (i.e. the Equity Investors Stock
            Loan) and 5.875% note holders' borrowings and sales of shares (i.e. the Convertible Investors
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            Stock Loan) to occur 15 times in 10 million share increments. Are these transactions going to occur at different dates over the term of the Share Lending Agreement?

      - Advise whether the Equity Investors will receive a fee in exchange for lending the shares to Citigroup and clarify the economic reasons why the Equity Investors would lend the shares to Citigroup; and

      - Explain whether Citigroup can close out its borrowings from Equity Investors through any means other than the return of the Class A shares (e.g. in the form of cash). Explain how the 5.875% note holders will obtain the Class A shares needed to close out their borrowings from Citigroup (e.g. purchase in the open market).

      We may have further comments after reviewing your response.

      The Company has not approached, and Citigroup has informed the Company that it has not approached, any potential "Equity Investors" about the offering, so no such investors have been identified. While some of the Equity Investors are expected to be purchasers with no connection to the Company's offering of its 5.875% convertible notes, Citigroup also anticipates (based on its analysis of their economic situation) that "Convertible Investors" who have already hedged their 5.875% notes may wish to become Equity Investors in this offering. If the costs to such Convertible Investors of borrowing the Company's common stock in the stock loan market to maintain their hedge are greater than the costs such investors will incur if they acquire their hedge from Citibank, such investors may wish to purchase shares in the offering in order to close out their existing short positions. (As required by Rule 105 of Regulation M, Convertible Investors who purchase stock in the offering would be responsible for ensuring that they do not close out short sales entered into within five business days of the pricing of the offered common stock.) Such 5.875% note holders would presumably then hedge their 5.875% notes through Citigroup using one of the two methods described in our response letter dated January 31, 2005.

      Citigroup has informed the Company that it expects that some of the Equity Investors would agree to lend the shares they purchase back to Citigroup in exchange for a standard stock lending fee. Citigroup expects that only certain of the Equity Investors have the necessary documentation in place to enter into share lending transactions, but for such investors share lending is a simple and standard transaction that can earn them a small fee. Alternative two of the supplemental chart submitted with our response letter dated January 31, 2005 used, for illustrative purposes only, the concept of borrowing and returning 10 million shares 15 times. This was a notional example only. As mentioned above, Citigroup has informed the Company that it does not expect that all the Equity
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      Investors would be capable of lending shares, so it is necessary for
      Citigroup to borrow shares in smaller amounts and repeat the process multiple times. The only requirement is that the process is repeated until the Convertible Investors have borrowed from Citigroup the full number of shares they wish to borrow in order to hedge their 5.875% notes. As noted on the supplemental chart, there are two methods of facilitating hedging, and Citigroup has informed the Company that it expects that both alternatives will be utilized to varying degrees depending on the desires of the Convertible Investors.

      Citigroup has informed the Company that it expects that substantially all of the transactions described in alternative two of the supplemental chart would be completed on the same day as, and immediately following, the pricing of the offering of shares to the Equity Investors. Following its purchase of shares from Convertible Investors, Citigroup will return such shares to close out its share borrowings from the Equity Investors. Pursuant to expected arrangements with its share lenders, Citigroup would only be able to close out its borrowing by returning shares.

      Citigroup has informed the Company that following the establishment of a share lending relationship between Citigroup and any Convertible Investor, such Convertible Investor would only be able to close out its borrowing by returning shares. Convertible Investors would obtain shares either by purchasing them in the open market or by converting their 5.875% notes.

2. We note your response to our prior comment #3, particularly your statement that "[i]f market conditions do not permit the sale of all 150 million shares covered by the Share Lending Agreement, the Company would expect to file one or more new registration statement on Form S-1 or S-3, as applicable, to cover the offering or offerings of the remaining unborrowed shares." We also note the statement in your Underwriting section that the underwriters may change the public offering price if all the shares are not sold at the initial offering price. Based upon these statements, we continue to believe that your offering is a continuous best efforts offering covered by Rule 415 (a)(1)(x). Please revise the disclosure in the registration statement to make clear that all 150 million shares may not be sold in the offering.

      The Company and Citigroup intend and expect to sell 150 million shares as described in the registration statement. However, Citigroup is not contractually obligated to borrow and sell the full amount of shares. Although the Underwriting section of the registration statement does say that the underwriters may change the public offering price, this is standard language used in a great many fixed price equity offerings, including initial public offerings of common stock registered on Form S-1.
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      Citigroup has informed the Company that it expects and intends to sell all
      150 million shares in a single fixed price offering as described above, and in any event will complete this offering in less than 30 days. Therefore, the Company respectfully disagrees with the Staff's belief that the offering is a continuous offering. We have added additional disclosure in the Registration Statement at pages 167 and 169 to emphasize the fact that, although we expect Citigroup to borrow and sell the full 150 million shares, Citigroup is under no obligation to do so.

3. We note your response to our prior comment #3. Please elaborate on your statement that "in light of the quarterly accrual, rather than payment, of certain priority distributions during 2004 by a subsidiary of the Company, the Company's eligibility to use Form S-3 is not certain." Identify the subsidiary, clarify the nature of the prior distributions, and explain how you believe this affected your eligibility to use Form S-3. In this regard, we note your statement on page 72 that you are in compliance with all your indentures and credit facilities.

      A third party holds an equity interest in Charter Helicon, LLC, a subsidiary of Charter. The equity interest, though not corporate stock, bears certain similarities to preferred stock with quarterly dividends. The operating agreement of Charter Helicon contemplates, but does not require, quarterly distributions to the minority holder under certain conditions. If the distributions are not made, they accrue and compound quarterly. Such distributions were accrued rather paid in the first three quarters of 2004, but all accrued distributions were ultimately paid in 2004. The assets of Charter Helicon represent approximately 0.04% of the consolidated assets of Charter and its subsidiaries.

      The nonpayment of this quarterly distribution is not a default under the applicable operating agreement, and would not be considered material to Charter and its subsidiaries on the whole if it were a default. However, clause (a) of General Instruction I.A.5 to Form S-3 (together with SEC telephone interpretation G.31 and G.32) makes clear that the accrual (i.e., as opposed to declaration and payment) of any scheduled cumulative periodic dividend on preferred stock of the registrant or any subsidiary of the registrant will render the registrant ineligible for use of Form S-3, without regard to materiality or to whether this accrual constituted a breach or default under any governing instrument.

      Accordingly, as Charter is not able to conclusively determine whether this limited liability company membership interest constitutes "preferred stock" within the meaning of General Instruction I.A.5 to Form S-3, Charter elected to register this issuance on Form S-1.
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      Because these accrued distributions were ultimately made in full during
      2004, Charter is now eligible to use Form S-3 due to the recent filing of its Form 10-K for 2004, pursuant to General Instruction I.A.5.

4. Please be advised that the Office of Chief Counsel is continuing its review of your transaction and may issue additional comments.

      We note the Staff's comment.

      WE AND OUR SUBSIDIARIES HAVE A SIGNIFICANT AMOUNT DEBT AND MAY...,PAGE 8

5. Make clear that it is likely that the company will require additional funding to repay debt maturing in 2006.

      We believe it is possible, but not likely, that the Company will require additional funding to repay 2006 maturities. However, we believe we will require additional funding to repay debt maturing in later years. Accordingly, we have included the following language to the risk factor on page 11 entitled "We may not generate sufficient cash flow to fund our capital expenditures, ongoing operations and debt obligations":

      "Cash flows from operating activities and amounts available under our credit facilities may not be sufficient to permit us to fund our operations and satisfy our principal repayment obligations that come due in 2006 and, we believe, such amounts will not be sufficient to fund our operations and satisfy such repayment obligations thereafter."

      This sentence also appears on page 59 in "Management's Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources."

6.    We note your response to our prior comment #15 and your disclosure on page
      129. Please clarify in the risk factor that if the Special Committee is not able to resolve the dispute through mediation in the Delaware Chancery Court's mediation program, it intends to recommend that the Board take legal action against Mr. Allen to resolve the contract dispute.

      We have revised the language of the risk factor at pages 13-14 to reflect the Staff's comment. Please note that the Special Committee is broadly authorized to commence legal action on this matter without the need for further Board approval of that action.
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THE LOSS OF ANY OF OUR KEY EXECUTIVES COULD ADVERSELY AFFECT OUR ABILITY TO
MANAGE OUR BUSINESS, PAGE 15

7. Revise this general risk factor to specifically address the risk to your company stemming from the recent departure of your CEO.

      We do not believe it is appropriate to make any revisions to the risk factor specifically as a result of the January 2005 departure of our former Chief Executive Officer as we have not identified any particular risk to our business as a result of that event. However, we have added disclosure that addresses potential risk of our recent management changes generally.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS, PAGE 39

8. We note your response to prior comment #30 and statements made by your interim CEO Robert May as quoted in The Wall Street Journal Online on January 18, 2005. It appears that Mr. May's statement that "[y]ou need to have huge amounts of credibility with your customers that you know what you're doing and that you're doing it well...I think over the recent past we have not always lived up to that expectation" should be addressed in MD&A to the extent it reflects a change in management's plan in operating the company. Furthermore, clarify how the listed transactions on page 81 were designed to improve your balance sheet and liquidity.

      The statement referred to by the Staff (quoted in Forbes on January 18,
      2005) was not intended to convey a significant change in the Company's overall objectives, but rather a strengthening of the Company's focus on customer interaction. We have included additional disclosure about this focus to "Summary - Strategy" on pages 1-2, to "Business - Business Strategy" on page 67 and to "Business - Customer Care" on page 73. Mr. May continues to evaluate various aspects of the Company's operations and practices. Management's plans for operating the Company are a result of that ongoing review and we will reflect any changes in focus in the registration statement to the extent any such decisions are made prior to the consummation of the offering.
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      Liquidity and Capital Resources, page 71

9. Overview, page 72. We note your response to our prior comment #35. Please disclose in the prospectus, as stated in your supplemental response, that management currently does not consider future asset sales as a significant source of liquidity.

      We have noted the Staff's comment and have included the following language (now at page 59):

      "We do not presently consider future asset sales as a significant source of liquidity. However, we continue to explore asset dispositions as one of several possible actions that we could take in the future to improve our liquidity."

SHARE LENDING AGREEMENT, PAGE 179

10. Please refer to the third full paragraph on page 179 ("Because there were not sufficient shares..."). You state that you agreed to lend CGML up to 150,000,000 Class A shares "on one or more occasions" prior to November 16, 2006. We further note your response to our prior comment #3. Nevertheless, in light of the fact that the current registration statement is offering all 150 million shares that Citigroup can potentially borrow under the Share Lending Agreement, we believe that such language mistakenly suggests to readers that Citigroup may not borrow all 150 million shares that are being offered in the current prospectus, thereby creating unnecessary confusion. Please clarify that the parties have agreed to offer all 150 million shares at once.


      As noted above, although the Company expects Citigroup to borrow all 150 million shares subject to the Share Lending Agreement and sell them in the offering, Citigroup is not contractually obligated pursuant to the Share Lending Agreement to borrow all the shares at once. The Company is required to loan whatever number of shares that Citigroup properly requests to borrow pursuant to the Share Lending Agreement. Therefore, the Company respectfully believes that it would be inaccurate to change the description of the Share Lending Agreement. The Company respectfully believes that the disclosure is clear that all shares to be sold in the offering will be borrowed pursuant to the Share Lending Agreement. The Company has revised the disclosure at page 167 to make clear that the borrowing and sale of 150 million shares pursuant to the registration statement will exhaust the capacity of Citigroup to borrow shares pursuant to the Share Lending Agreement.
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11.   Clarify the time period that sales of the 150 million shares will take place and note holders and the time period for hedging transactions among Citigroup, note holders and Equity Investors.

      As described in the response to comment #1, Citigroup has informed the Company that it expects that substantially all of the initial hedging transactions with the Convertible Investors will be completed on the same day as, and immediately following, the pricing of the offering of shares to the Equity Investors, regardless of whether alternative one or alternative two described on the supplemental charts is used. Following the initial hedging transactions, Citigroup has informed the Company that it expects to adjust the hedging transactions from time to time over the life of the 5.875% notes and the Share Lending Agreement based on requests from its hedging counterparties. Since Citigroup has covenanted in the Share Lending Agreement that it will only borrow shares for the purpose of facilitating hedging transactions by Convertible Investors, if any hedging counterparty wishes to unwind all or part of its hedge position, when Citigroup receives shares upon completion of such unwind it must either enter into a hedging transaction with another Convertible Investor or return those shares to the Company pursuant to the Share Lending Agreement. Any returned shares may not be reborrowed. Assuming that Citigroup borrows and sells 150 million shares from the Company, Citigroup will not be able to borrow any additional shares, so Citigroup would only be able to increase the hedge position of one counterparty if another counterparty unwinds all or part of its hedge position.

12. We note your response to prior comment #43 regarding your conclusion that the share lending agreement is an implied forward purchase contract. It is unclear how you reached this conclusion. We will continue to evaluate this response and may have further comment.

      We refer the Staff to our responses to comments 1 and 2 of the Staff's February 28, 2005 letter, which responses are filed concurrently herewith.

UNDERWRITING, PAGE 181

13. We note your response to our prior comment #45 regarding the electronic delivery of prospectuses. Please provide us with copies of any materials (e.g. emails, screenshots of webpages) that will be used under the i-Deal system to communicate with the potential purchasers. We have further comments after our review.

      Citigroup has informed us that it will not use the i-Deal system in connection with this offering. Accordingly, we have eliminated the reference in the Underwriting
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      section on page 169 to the availability of preliminary prospectuses in electronic format.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

      Note 3. Franchise and Goodwill, page F-60

14. We note your disclosure on page 88 that you conduct your business in four operating divisions. This appears to be a change from prior versions of the S-1. Tell us when the change from five to four operating division occurred and the business rationale behind this further consolidation. Tell us how many operating divisions (units of accounting) were considered in doing your impairment analysis as October 1, 2004. If 5 operating divisions were considered, confirm for us that going from five units of accounting to four units of accounting would not have changed your assessment of impairment. We may have further comment.

      On January 28, 2005, we announced through internal correspondence that we were changing from five to four operating divisions. This change was the result of a detailed review of our operating structure. Based on this review, the four operating divisions were determined to be the most cost effective way to align our operations, while allowing us to best maximize our operational value.

      Our October impairment analysis used five units of accounting, based on our operating structure in place at September 30, 2004. We refer the Staff to our June 1, 2004 response to the Staff's March 10, 2004 comment letter for further discussion of the rationale of the five units of accounting.

      We confirm to the Staff that going from five to four units of accounting would not have changed our impairment results as we had significant impairment at each of our units of accounting.

GENERAL

15. To the extent the comments in this letter are applicable, please apply corresponding revisions to the disclosure contained in Amendment No. 1 to Form S-1 filed on February 7, 2005 (file no. 333-121561).

      We have noted the Staff's request and will revise such registration statement accordingly


                                      *****
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Securities and Exchange Commission
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      We have noted the Staff's request that, at the time of our request for acceleration of effectiveness, we furnish a letter to the Staff setting forth certain acknowledgements and we will do so at that time.

                                   Sincerely,

                                  By: /s/ Paul E. Martin
                                      --------------------------------------
                                      Paul E. Martin
                                      Interim Co-Chief Financial Officer,
                                      Senior Vice President, and Corporate
                                      Controller of Charter Communications, Inc.

cc:
Securities and Exchange Commission:
      Mr. Larry Spirgel, Division of Corporation Finance
      Mr. Ted Yu, Division of Corporation Finance
      Mr. Carlos Pacho, Division of Corporation Finance
      Ms. Kathleen Kerrigan, Division of Corporation Finance
Charter Communications, Inc.:
      Mr. Robert P. May, Interim President and Chief Executive Officer
      Mr. Derek Change, Interim Co-Chief Financial Officer, Executive Vice President of Finance and Strategy
      Mr. Curt Shaw, Executive Vice President, General Counsel and Secretary Mr. David Merritt, Audit Committee Chair
KPMG LLP:
      Mr. Rick Andrews
Irell & Manella:
      Mr. Al Segel
      Mr. Kevin Finch